Intangible Asset, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Net [Abstract]
Schedule of Intangible Asset, Net

Intangible assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(3,867,473)	(4,360,395)
Intangible assets, net	45,759,600	45,266,678

Schedule of Future Estimated Amortization Expenses

As of June 30, 2026, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
(Unaudited)
RMB
Remaining of 2026	492,922
2027	985,844
2028	985,844
2029	985,844
2030	985,844
Thereafter	40,830,380
Total	45,266,678